Inventory, Net	6 Months Ended
Apr. 30, 2025
Inventory, Net [Abstract]
INVENTORY, NET

NOTE 4 — INVENTORY, NET

As of April 30, 2025 and October 31, 2024, inventory comprised of the following:

	April 30, 2025	October 31, 2024
Raw materials	17,503	22,606
Goods shipped to customer	-	1,914
Finished goods	48,318	46,966
Inventories, net	65,821	71,486

Inventory write-down expense was $4,734 and $214 for the six months ended April 30, 2025 and 2024, respectively.